Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Changes in Balances of Capitalized Costs

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

	Jan-Jun/2018	Jan-Dec/2017
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)
Property plant and equipment
Opening Balance	4,522	5,133
Additions to capitalized costs pending determination of proved reserves	338	797
Capitalized exploratory costs charged to expense	(4)	(107)
Transfers upon recognition of proved reserves	(194)	(1,227)
Cumulative translation adjustment	(644)	(74)

Closing Balance	4,018	4,522

Intangible Assets	1,182	1,390

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	5,200	5,912

(*)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Summary of Exploration Costs

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Exploration costs recognized in the statement of income
Geological and geophysical expenses	75	166	93	178
Exploration expenditures written off (includes dry wells and signature bonuses)	57	65	93	101
Contractual penalties	24	60	0	—
Other exploration expenses	6	7	1	2

Total expenses	162	298	187	281

	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Cash used in :
Operating activities	80	172	97	184
Investment activities	164	388	225	432

Total cash used	244	560	322	616